UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549


				Form 13F-HR


			FORM 13F-HR COVER PAGE



Report for the Calendar Year or Quarter Ended:   September 30, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):
     [ ] is a restatement.
     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		Doliver Capital Advisors
Address:	6363 Woodway, Suite 963
		Houston, TX  77057

Form 13F-HR File Number: 28-05031

The investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 		Ralph D. McBride
Title: 		President
Phone: 		713-917-0022

Signature, Place, and Date of Signing:

/s/ Ralph D. McBride 	 	Houston, Texas	  	November 14, 2008
-------------------------	------------------	---------------------
      [Signature]		 [City, State]			[Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:    NONE








FORM 13F-HR SUMMARY PAGE


Report Summary:
Confidential information has been omitted from the public Form 13F-HR report. A list of certain securities holdings of the filer, along with a Request for Confidentiality, exempting the filer from the filing requirement, has been filed separately with the Commission.

Number of Other Included Managers:	0

Form 13F-HR Information Table Entry Total:		10

Form 13F-HR Information Table Value Total: 		142,042
						 	(thousands)

List of Other Included Managers:   NONE

Provide a numbered list of the name(s) and Form 13F-HR file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
















NAME OF ISSUER                    TITLE OF    CUSIP      VALUE           SH OR  INVESTMENT    OTHER      VOTING
                                    CLASS             (x$1000)         PRN AMT  DISCRETION   MANAGERS  AUTHORITY


BLACKROCK ENH CAP & INC FD I         COM    09256A109     2,946     219,190 SH     SOLE        NONE        0
BOULDER GROWTH & INCOME FUND         COM    101507101    26,405   4,397,203 SH     SOLE        NONE        0
CLAYMORE RAYMOND JAMES SBI E         COM    183833102       357      24,100 SH     SOLE        NONE        0
CORNERSTONE PROGRESSIVE RTN          COM    21925C101    83,575   9,036,165 SH     SOLE        NONE        0
CORNERSTONE STRATEGIC VALUE FD	     COM    21924B104     1,663     602,600 SH     SOLE        NONE        0
DWS GLOBAL COMMODITIES STK F         COM    23338Y100       281      22,063 SH     SOLE        NONE        0
FORT DEARBORN INCOME SECS IN         COM    347200107    20,492   1,586,100 SH     SOLE        NONE        0
MORGAN STANLEY HIGH YIELD FD         COM    61744M104     1,436     350,127 SH     SOLE        NONE        0
PIONEER MUN & EQUITY INCOME          COM    723761102       120      10,700 SH     SOLE        NONE        0
RIVUS BOND FUND                      COM    769667106     4,767     340,500 SH     SOLE        NONE        0



